Unaudited Condensed Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Convertible Preferred stock	Common Stock	Additional paid-in capital	Treasury stock	Accumulated deficit	Unearned ESOP shares	Accumulated other comprehensive income
Balance at Dec. 31, 2010	$ (2,871)	$ 1,486	$ 5	$ 8,239		$ (11,577)	$ (1,024)
Balance, Shares at Dec. 31, 2010		401,000	5,081,000
Net loss	(5,168)					(5,168)
Reverse Recapitalization Transaction [Abstract]
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed	3,947		2	3,945
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed, Shares			2,187,000
Expenses related to reverse recapitalization	(730)			(730)
Issuance of common shares for finders fee	354			354
Issuance of common shares for finders fee, Shares			154,000
Repurchase 153,883 shares of common stock	(205)				(205)
Employee stock-based compensation	200			200
Common shares issued in connection with Exchange Agreement	6,878	4,529	1	2,348
Common shares issued in connection with Exchange Agreement, Shares		1,415,000	695,000
Common shares issued in exchange for services	158			158
Common shares issued in exchange for services, Shares			66,000
Accrued dividends on preferred stock	(181)	305				(486)
Principal payment from ESOP	125						125
Balance at Dec. 31, 2011	2,507	6,320	8	14,514	(205)	(17,231)	(899)
Balance, Shares at Dec. 31, 2011		1,816,000	8,183,000
Net loss	(3,866)					(3,886)
Foreign currency translation adjustment	22							22
Convertible Series C Preferred retired	(4,529)	(4,906)				377
Convertible Series C Preferred retired, Shares		(1,415,000)
Convertible Series D Preferred sold / Common stock issued in private placement, net of issuance costs	6,023	5,668		355
Convertible Series D Preferred sold / Common stock issued in private placement, net of issuance costs, Shares		704,000
Shares issued in connection with Illume acquisition	698		1	697
Shares issued in connection with Illume acquisition, Shares			617,000
Shares issued in connection with Apex acquisition	341			341
Shares issued in connection with Apex acquisition, Shares			325,000
Common stock issued as an antidilution adjustment	173			173
Common stock issued as an antidilution adjustment, Shares			175,000
Reverse Recapitalization Transaction [Abstract]
Employee stock-based compensation	52			52
Accrued dividends on preferred stock	(666)	288				(954)
Principal payment from ESOP	132						132
Balance at Dec. 31, 2012	887	7,370	9	16,132	(205)	(21,674)	(767)	22
Balance, Shares at Dec. 31, 2012		1,105,000	9,300,000
Net loss	(3,385)					(3,385)
Foreign currency translation adjustment	1							1
Convertible Series D Preferred sold / Common stock issued in private placement, net of issuance costs	403		3	400
Convertible Series D Preferred sold / Common stock issued in private placement, net of issuance costs, Shares			2,927,000
Reverse Recapitalization Transaction [Abstract]
Employee stock-based compensation	6			6
Common stock issued to employee as part of a specified portion of their regular annual cash bonus	83			83
Common stock issued to employee as part of a specified portion of their regular annual cash bonus, Shares			71,000
Accrued dividends on preferred stock	(422)	239				(661)
Principal payment from ESOP	103						103
Balance at Sep. 30, 2013	$ (2,324)	$ 7,609	$ 12	$ 16,621	$ (205)	$ (25,720)	$ (664)	$ 23
Balance, Shares at Sep. 30, 2013		1,105,000	12,298,000